Changes in Shareholders' Equity (Details)			3 Months Ended		12 Months Ended
	Mar. 30, 2023 CNY (¥)	Mar. 30, 2023 USD ($)	Mar. 31, 2023 CNY (¥) Vote shares	Mar. 31, 2022 CNY (¥) shares	Dec. 31, 2022 CNY (¥) Vote shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares	Mar. 15, 2023 CNY (¥) shares
Changes in Shareholders' Equity
Balance at beginning			¥ 110,304,416	¥ 339,095,036	¥ 339,095,036	¥ 433,052,250	¥ 372,591,692
Net income loss			(174,451,488)	(151,262,054)	(744,748,251)	(382,929,166)	(143,060,167)
Fair value changes of convertible notes due to instrument-specific credit risk, net of nil income taxes			(2,607,294)	(330,112)	(1,520,393)	(548,029)
Foreign currency translation adjustment, net of nil income taxes			1,029,466	485,154	(19,356,001)	(2,889,641)	2,788,426
Unrealized gain on short-term investment, net of nil income taxes			700,163		2,133,528
Transaction cost of Merger and PIPE Transactions			(1,924,076)		(85,728,299)
Transaction cost of equity financing through ESA			(1,334,150)
Stock-based compensation			3,160,986		44,421,298
Popoyes Transaction			167,151,879
Balance at ending			¥ 102,029,902	187,988,024	¥ 110,304,416	339,095,036	433,052,250
Amount recognized in treasury shares balance								¥ 0
Number of Votes per Share | Vote			1		1
Pangaea Two Acquisition Holdings XXIIA Limited
Changes in Shareholders' Equity
Shares transferred to treasury shares | shares								300,000
Number of shares surrendered | shares								300,000
Ordinary shares
Changes in Shareholders' Equity
Balance at beginning			¥ 8,616	¥ 7,497	¥ 7,497	¥ 6,513	¥ 6,412
Balance at beginning (in shares) | shares			149,181,538	124,193,929	124,193,929	108,026,187	106,429,741
Popoyes Transaction	¥ 742	$ 108	¥ 742
Popoyes Transaction (in shares) | shares			11,466,574
Balance at ending			¥ 9,358	¥ 7,497	¥ 8,616	¥ 7,497	¥ 6,513
Balance at ending (in shares) | shares			160,648,112	116,691	149,181,538	124,193,929	108,026,187
Additional paid-in capital
Changes in Shareholders' Equity
Balance at beginning			¥ 1,472,014,651	¥ 937,315,273	¥ 937,315,273	¥ 644,906,635	¥ 636,537,437
Transaction cost of Merger and PIPE Transactions			(1,924,076)		(85,728,299)
Transaction cost of equity financing through ESA			(1,334,150)
Stock-based compensation			3,160,986		44,421,298
Popoyes Transaction	¥ 265,554,788	$ 38,549,892	167,151,137
Balance at ending			1,639,068,548	937,315,273	1,472,014,651	937,315,273	644,906,635
Subscription receivables
Changes in Shareholders' Equity
Balance at beginning							(192,363,000)
Accumulated losses
Changes in Shareholders' Equity
Balance at beginning			(1,380,173,392)	(637,528,160)	(637,528,160)	(255,807,141)	(113,807,634)
Net income loss			(174,884,633)	(150,616,326)	(742,645,232)	(381,721,019)	(141,999,507)
Balance at ending			(1,555,058,025)	(788,144,486)	(1,380,173,392)	(637,528,160)	(255,807,141)
Accumulated other comprehensive income
Changes in Shareholders' Equity
Balance at beginning			17,000,825	35,743,691	35,743,691	39,181,361	36,392,935
Fair value changes of convertible notes due to instrument-specific credit risk, net of nil income taxes			(2,607,294)	(330,112)	(1,520,393)	(548,029)
Foreign currency translation adjustment, net of nil income taxes			1,029,466	485,154	(19,356,001)	(2,889,641)	2,788,426
Unrealized gain on short-term investment, net of nil income taxes			700,163		2,133,528
Balance at ending			16,123,160	35,898,733	17,000,825	35,743,691	39,181,361
Total equity attributable to shareholders of the Company
Changes in Shareholders' Equity
Balance at beginning			108,850,700	335,538,301	335,538,301	428,287,368	366,766,150
Net income loss			(174,884,633)	(150,616,326)	(742,645,232)	(381,721,019)	(141,999,507)
Fair value changes of convertible notes due to instrument-specific credit risk, net of nil income taxes			(2,607,294)	(330,112)	(1,520,393)	(548,029)
Foreign currency translation adjustment, net of nil income taxes			1,029,466	485,154	(19,356,001)	(2,889,641)	2,788,426
Unrealized gain on short-term investment, net of nil income taxes			700,163		2,133,528
Transaction cost of Merger and PIPE Transactions			(1,924,076)		(85,728,299)
Transaction cost of equity financing through ESA			(1,334,150)
Stock-based compensation			3,160,986		44,421,298
Popoyes Transaction			167,151,879
Balance at ending			100,143,041	185,077,017	108,850,700	335,538,301	428,287,368
Non-controlling interests
Changes in Shareholders' Equity
Balance at beginning			1,453,716	3,556,735	3,556,735	4,764,882	5,825,542
Net income loss			433,145	(645,728)	(2,103,019)	(1,208,147)	(1,060,660)
Balance at ending			¥ 1,886,861	¥ 2,911,007	¥ 1,453,716	¥ 3,556,735	¥ 4,764,882